Paras Madho
Director
Securities Operations

NYSE Group

RECD S.E.C.
DEC 24 2007
1086

07082309

[redacted]YSE Group, Inc. | 20 Broad Street
New York, New York 10005
212.656.5026 | f 212.656.5893
pmadho@nyse.com

December 24, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS 001-13270

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FLOTEK INDUSTRIES, INC., Common Stock, par value $0.0001 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 20, 2007. Tentative listing date – December 27, 2007.

Sincerely,

Paras Madho

PROCESSED
JAN 25 2008
THOMSON
FINANCIAL

END